Guarantee liabilities - Activities of the Group's obligations associated with the deferred guarantee income (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Guarantee liabilities
Deferred guarantee income, beginning of year	¥ 46,597,143	$ 6,383,782	¥ 0
Fair value of deferred guarantee income at inception of new loans	332,919,374	45,609,768	72,160,875
Release of deferred guarantee income	(214,792,005)	(29,426,384)	(25,563,732)
Deferred guarantee income, end of year	¥ 164,724,512	$ 22,567,166	¥ 46,597,143